Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity Risk Management and Strategy

To maintain a consistently high level of service experience for our customers, preserve the confidentiality, integrity, and availability of our information systems, safeguard our assets, data, intellectual property and network infrastructure, while meeting regulatory requirements, it is crucial to effectively manage cybersecurity risks. To achieve this, we have implemented a comprehensive cybersecurity risk management framework, which is integrated in our overall enterprise risk management system and processes and is internally managed.

Our dedicated cybersecurity staff is tasked with assessing, identifying and managing risks related to cybersecurity threats and, under the leadership of our head of cybersecurity, is responsible for:

●	risk assessments designed to help identify material cybersecurity risks to our critical systems, information, products, services, and our broader enterprise IT environment;
●	development of risk-based action plans to manage identified vulnerabilities and implementation of new protocols and infrastructure improvements;
●	cybersecurity incident investigations;
●	monitoring threats to sensitive data and unauthorized access to our systems;
●	secure access control measures applied to critical IT systems, equipment and devices, designed to prevent unauthorized users, processes, and devices from assessing IT systems and data;
●	developing and executing protocols to ensure that information regarding cybersecurity incidents is promptly shared with our board of directors, as appropriate, to allow for risk and materiality assessments and to consider disclosure and notice requirements; and
●	developing and implementing training on cybersecurity, information security and threat awareness.

There were no cybersecurity incidents during the year ended December 31, 2024, that resulted in an interruption to our operations, known losses of any critical data or otherwise had a material impact on our strategy, financial condition or results of operations. However, the scope and impact of any future incident cannot be predicted. See “Item 3. Key Information-D. Risk Factors” for more information on how material cybersecurity attacks may impact our business.

Cybersecurity Risk Management Processes Integrated [Text Block]	we have implemented a comprehensive cybersecurity risk management framework, which is integrated in our overall enterprise risk management system and processes and is internally managed.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	There were no cybersecurity incidents during the year ended December 31, 2024, that resulted in an interruption to our operations, known losses of any critical data or otherwise had a material impact on our strategy, financial condition or results of operations.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

Our board of directors acknowledges the significance of robust cybersecurity management programs and actively participates in overseeing and reviewing our cybersecurity risk profile and exposures.

Our board of directors receives reports on cybersecurity risks, including recent legislative developments and evolving standards on cybersecurity, key issues, priorities and challenges in our cybersecurity management, and relevant data or metrics. Our board of directors also receives prompt and timely information regarding any significant cybersecurity incidents, as well as ongoing updates regarding any such incidents. Furthermore, in the event of any significant updates or adjustments to our cybersecurity related policies, our chief executive officer will present them to our board of directors for their review and approval.

Our chief executive officer leads the overall assessment, identification and management of risks related to cybersecurity threats. Our chief executive officer works collaboratively with us and receives regular briefings on cybersecurity matters, such as report on cybersecurity incidents and responses and remedial measures. Our chief executive officer has many years of relevant experience in risk management, cybersecurity and information technology.

Our chief executive officer and dedicated staff are responsible for the daily management of our cybersecurity efforts. This includes updates and refinement of cybersecurity policies, execution and management of cybersecurity measures, and the preparation of regular reports on cybersecurity execution. Their primary focus is to consistently update our cybersecurity programs and mitigation strategies, ensuring they align with industry best practices and procedures.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors acknowledges the significance of robust cybersecurity management programs and actively participates in overseeing and reviewing our cybersecurity risk profile and exposures.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our board of directors receives reports on cybersecurity risks, including recent legislative developments and evolving standards on cybersecurity, key issues, priorities and challenges in our cybersecurity management, and relevant data or metrics.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors also receives prompt and timely information regarding any significant cybersecurity incidents, as well as ongoing updates regarding any such incidents. Furthermore, in the event of any significant updates or adjustments to our cybersecurity related policies, our chief executive officer will present them to our board of directors for their review and approval.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true